Revenues and Cost of Revenues	12 Months Ended
Dec. 31, 2020
Disclosure Of Revenues And Cost Of Revenues [Abstract]
REVENUES AND COST OF REVENUES
NOTE 18 -	REVENUES AND COST OF REVENUES:

a.	Revenues

	Year ended December 31
	2020	2019	2018
	U.S. dollars in thousands

Revenues from IPPN services	3,839	1,976	-
Revenues from licenses	447	625	794
Revenues from provision of maintenance and support services	587	655	606
Revenue from other license related services	13	28	66
	4,886	3,284	1,466

b.	Revenue recognized in relation to contract liabilities

The following table includes revenue expected to be recognized in the future related to performance obligations that are unsatisfied at the reporting date.

U.S. dollars in thousands	2021	2022 and thereafter	Total
Contracts with customers	441	41	482

The Company recognized $562 thousand of revenue related to beginning of the period contract liability balances.

c.	Cost of revenues

	Year ended December 31
	2020	2019	2018
	U.S. dollars in thousands

Payroll and related expenses	257	206	367
Share-based payment	5	31	55
Amortization of and depreciation	1,084	863	270
Impairment of intangible assets	-	270	-
Cost of internet services providers	973	360	-
Cost of networks and servers	129	88	-
Other	51	71	99
	2,499	1,889	791